Litigation, regulatory and similar matters (Detail 2) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance		$ 2,361	$ 2,404	$ 2,861
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[1],[2]	1,980	1,998	2,475
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	732	747	782
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance	[2]	108	112	113
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	0	0	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance	[2]	207	205	255
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance	[2]	$ 934	$ 934	$ 1,325

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.